UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	June 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments June 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CONVERTIBLE BONDS (73.7%)
	Advertising/Marketing Services (0.6%)
$850	Lamar Advertising Co.	2.875%		12/31/10	$1,001,938

	Aerospace & Defense (4.4%)
1,800	Armor Holdings, Inc.	2.00	‡	11/01/24	2,151,000
1,050	EDO Corp.	4.00		11/15/25	1,027,687
3,000	L-3 Communications Corp.	3.00		08/01/35	2,940,000
1,600	Lockheed Martin Corp	4.92	‡	08/15/33	1,826,496
					7,945,183
	Apparel/Footwear Retail (1.9%)
1,215	Charming Shoppes, Inc.	4.75		06/01/12	1,499,006
2,450	TJX Companies, Inc. (The)	0.00		02/13/21	1,953,875
					3,452,881
	Biotechnology (6.7%)
2,450	Amgen Inc. - 144A*	0.375		02/01/13	2,287,687
1,050	Cubist Pharmaceuticals	2.25		06/15/13	1,099,875
1,750	Genzyme Corp	1.25		12/01/23	1,826,562
1,000	Invitrogen Corp.	1.50		02/15/24	842,500
1,225	ISIS Pharmaceuticals, Inc.	5.50		05/01/09	1,145,375
1,600	Medimmune Inc.	1.00		07/15/23	1,604,000
700	MGI Pharma, Inc.	1.682	‡	03/02/24	472,500
2,000	NPS Pharmaceuticals, Inc.	3.00		06/15/08	1,705,000
1,535	Oscient Pharmaceuticals Corp.	3.50		04/15/11	1,022,694
					12,006,193
	Broadcasting (0.5%)
285	Sirius Satellite Radio Inc.	3.50		06/01/08	981,469

	Cable/Satellite TV (2.9%)
2,000	Echostar Communications Corp.	5.75		05/15/08	1,970,000
2,200	Liberty Media Corp.	0.75		03/30/23	2,345,750
1,250	Liberty Media Corp.	3.25		03/15/31	953,125
					5,268,875
	Computer Communications (1.5%)
875	Finisar Corp.	5.25		10/15/08	866,250
1,750	Juniper Networks, Inc.	0.00		06/15/08	1,756,562
					2,622,812
	Computer Peripherals (2.5%)
2,100	Electronics for Imaging, Inc.	1.50		06/01/23	2,058,000
660	Maxtor Corp.	6.80		04/30/10	722,700
400	Maxtor Corp. - 144A*	2.375		08/15/12	574,000
1,400	SafeNet, Inc. - 144A*	2.50		12/15/10	1,221,500
					4,576,200
	Electrical Products (0.5%)
1,050	Wilson Greatbach Technology	2.25		06/15/13	918,750

	Electronic Components (2.1%)
1,900	Flextronics International Ltd. (Singapore)	1.00		08/01/10	1,776,500
1,050	Hutchinson Technology Inc.	3.25		01/15/26	926,625
1,400	Solectron Corp. (Series B)	0.50		02/15/34	1,053,500
					3,756,625
	Electronic Distributors (0.4%)
1,000	Safeguard Scientifics - 144A*	2.625		03/15/24	757,500

	Electronic Production Equipment (1.9%)
1,000	Axcelis Tech, Inc.	4.25		01/15/07	987,500
1,500	Cymer, Inc.	3.50		02/15/09	1,580,625
800	Teradyne Inc.	3.75		10/15/06	798,000
					3,366,125
	Electronics/Appliance Stores (0.7%)
1,000	Best Buy Co., Inc.	2.25		01/15/22	1,238,750

	Electronics/Appliances (0.8%)
1,400	Eastman Kodak Co.	3.375		10/15/33	1,363,250

	Engineering & Construction (0.8%)
905	Fluor Corp.	1.50		02/15/24	1,532,844

	Environmental Services (0.4%)
700	Allied Waste Industries, Inc.	4.25		04/15/34	647,500

	Hospital/Nursing Management (1.1%)
1,800	Manor Care Inc. - 144A*	2.125	#	08/01/35	2,025,000

	Hotels/Resorts/Cruiselines (1.6%)
2,750	Carnival Corp. (Panama)	1.132	‡	04/29/33	1,804,687
800	Hilton Hotels Corp.	3.375		04/15/23	1,054,000
					2,858,687
	Industrial Conglomerates (1.1%)
2,100	3M Co.	2.40		11/21/32	1,905,750

	Industrial Machinery (0.9%)
1,190	Actuant Corp.	2.00		11/15/23	1,597,575

	Information Technology Services (1.0%)
700	Level 3 Communications Inc	3.50		06/15/12	712,250
1,190	Level 3 Communications Inc	6.00		09/15/09	1,044,225
					1,756,475
	Internet Software/Services (0.9%)
1,000	YAHOO! INC	0.00		04/01/08	1,635,000

	Investment Banks/Brokers (0.9%)
1,750	Lehman Brothers Holdings Inc. (Series MSFT)	1.00		03/23/09	1,646,925

	Marine Shipping (1.2%)
2,400	OMI Corp. (Marshall Islands)	2.875		12/01/24	2,235,000

	Media Conglomerates (1.2%)
2,000	Walt Disney Co. (The)	2.125		04/15/23	2,212,500

	Medical Specialties (3.5%)
1,750	American Medical Systems	3.25		07/01/36	1,870,312
1,200	Cytyc Corp.	2.25		03/15/24	1,255,500
1,600	Fisher Scientific International	3.25		03/01/24	1,788,000
1,400	Medtronic, Inc. (Series B)	1.25		09/15/21	1,394,750
					6,308,562
	Movies/Entertainment (0.4%)
800	Lions Gate Entertainment (Canada)	3.625		03/15/25	684,000

	Oil & Gas Production (0.9%)
950	Cheniere Energy, Inc.	2.25		08/01/12	1,154,250
400	McMoran Exploration Co.	5.25		10/06/11	484,000
					1,638,250
	Oilfield Services/Equipment (4.4%)
2,200	Cooper Cameron Corp.	1.50		05/15/24	3,258,750
1,175	Halliburton Co.	3.125		07/15/23	2,361,750
1,310	Schlumberger Ltd. (Series A) (Netherlands Antilles)	1.50		06/01/23	2,384,200
					8,004,700
	Packaged Software (1.4%)
1,400	Fair Isaac Corp. (Series B)	1.50		08/15/23	1,436,750
1,200	Sybase, Inc. - 144A*	1.75		02/22/25	1,161,000
					2,597,750
	Pharmaceuticals: Generic Drugs (0.8%)
1,750	Valeant Pharmaceuticals International	3.00		08/16/10	1,533,438

	Pharmaceuticals: Major (2.6%)
1,500	Bristol-Myers Squibb Co.	4.829	†	09/15/23	1,504,695
3,000	Wyeth - 144A*	4.234	†	01/15/24	3,138,000
					4,642,695

	Pharmaceuticals: Other (3.8%)
1,600	Advanced Medical Optics Inc.	2.50		07/15/24	1,852,000
2,170	First Horizon Pharmaceuticals	1.75		03/08/24	2,435,825
2,800	Teva Pharmaceutical Industries Ltd. (Series D) (Israel)	1.75		02/01/26	2,565,500
					6,853,325

	Recreational Products (1.6%)
2,200	Scientific Games Corp. - 144A*	0.75		12/01/24	2,868,250

	Semiconductors (6.9%)
2,600	Agere Systems Inc.	6.50		12/15/09	2,583,750
1,400	Cypress Semiconductor Corp.	1.25		06/15/08	1,597,750
2,600	Fairchild Semiconductor International, Inc.	5.00		11/01/08	2,577,250
350	Intel Corp	2.95		12/15/35	296,187
1,750	Intel Corp. - 144A*	2.95		12/15/35	1,480,938
875	International Rectifier Corp.	4.25		07/15/07	864,063
2,400	LSI Logic Corp.	4.00		05/15/10	2,451,000
800	Pixelworks, Inc.	1.75		05/15/24	566,000
					12,416,938

	Services to the Health Industry (1.0%)
1,750	WebMD Corp.	3.125		09/01/25	1,813,438

	Specialty Telecommunications (1.0%)
437	QWEST Communications International, Inc.	3.50		11/15/25	664,240
1,169	Time Warner Telecommunications Inc	2.375		04/01/26	1,214,299
					1,878,539

	Telecommunication Equipment (1.2%)
1,050	Broadwing Corp - 144A *	3.125		05/15/26	976,500
1,300	Ciena Corp.	3.75		02/01/08	1,249,625
					2,226,125

	Tobacco (0.7%)
1,225	Vector Group Ltd - 144A*	3.875	†	06/15/26	1,296,968

	Trucks/Construction/Farm Machinery (0.6%)
1,050	Greenbrier Cos Inc - 144A*	2.375		05/15/26	1,013,250

	Wholesale Distributors (1.1%)
2,000	Collegiate Pacific Inc	5.75	12/01/09	1,965,000

	Wireless Telecommunications (3.3%)
2,460	Nextel Communications, Inc.	5.25	01/15/10	2,389,275
400	NII Holdings, Inc.	2.75	08/15/25	532,000
1,400	NII Holdings, Inc.	2.875	02/01/34	3,083,500
				6,004,775
	TOTAL CONVERTIBLE BONDS (Cost $128,174,144)			133,055,810

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (23.3%)
	Advertising/Marketing Services (0.5%)
1,000	Interpublic Group of Companies, Inc. - 144A* (Series B) $52.50	847,500

	Beverages: Alcoholic (0.5%)
24,000	Constellation Brands, Inc. (Series A) $1.4375	891,600

	Chemicals: Major Diversified (0.6%)
29,100	Huntsman Corp. $2.50	1,130,535

	Containers/Packaging (0.5%)
27,840	Owens-Illinois, Inc. $2.375	974,400

	Electric Utilities (0.5%)
19,350	PNM Resources Inc. $3.375	950,085

	Environmental Services (0.2%)
1,400	Allied Waste Industries, Inc. (Series D) $15.625	420,000

	Finance/Rental/Leasing (2.4%)
29	Federal National Mortgage Assoc. $5,375.00	2,697,000
35,500	United Rentals Trust I $3.25	1,650,750
		4,347,750

	Financial Conglomerates (2.1%)
78,000	Citigroup Funding Inc. (Series GNW) $1.4809 †	2,418,000
1,000	Fortis Insurance NV - 144A* $77.50 (Netherlands)	1,297,780
		3,715,780

	Gas Distributors (0.6%)
19,200	Southern Union Co. $2.50	1,019,520

	Home Furnishings (1.3%)
55,000	Newell Financial Trust I $2.625	2,433,750

	Integrated Oil (0.6%)
8,200	Hess Corp $3.50	1,088,140

	Investment Banks/Brokers (2.8%)
80,000	Lazard Ltd. $1.6563 (Bermuda)	2,880,000
80,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	2,089,600
		4,969,600

	Life/Health Insurance (1.6%)
104,000	MetLife, Inc. $1.5938	2,867,280

	Motor Vehicles (1.4%)
40,500	Ford Cap Trust II $3.25	1,125,900
59,500	General Motors Corp. (Series A) $1.125	1,452,395
		2,578,295

	Oil & Gas Production (1.1%)
19,000	Chesapeake Energy Corp. - 144A* $5.00	1,957,437

	Oil Refining/Marketing (0.3%)
3,500	Valero Energy Corp. $0.50	462,438

	Pharmaceuticals: Major (0.6%)
22,100	Schering-Plough Corp. $3.00	1,112,293

	Precious Metals (0.8%)
1,200	Freeport-MC Copper & Gold Inc. $55.00	1,504,050

	Property - Casualty Insurers (3.2%)
56,000	Platinum Underwriters (Series A) (Brunei) $1.809	1,602,160
100,000	Travelers Property Casualty Corp. $1.125	2,452,000
79,500	XL Capital Ltd. $1.625 (Kyrgyzstan)	1,659,165
		5,713,325

	Real Estate Investment Trusts (0.5%)
13,700	Simon Property Group L.P. $3.00	938,450

	Telecommunication Equipment (1.2%)
2,200	Lucent Technologies Capital Trust I $77.50	2,233,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $40,956,833)	42,155,228

	COMMON STOCKS (1.2%)
	Oil & Gas Pipelines (1.0)
74,814	Williams Companies, Inc. (The)	1,747,655

	Oil Refining/Marketing (0.2%)
6,000	Valero Energy Corp.	397,469

	TOTAL COMMON STOCKS (Cost $1,212,312)	2,145,124

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENT (1.6%)
	Repurchase Agreement
$2,810	Joint repurchase agreement account (dated 06/30/06; proceeds $2,811,221) (a) (Cost $2,810,000)	5.215%	07/03/06	2,810,000

	TOTAL INVESTMENTS (Cost $173,153,289) (b)		99.8%	180,166,162
	ASSETS IN EXCESS OF OTHER LIABILITIES		0.2	374,280
	NET ASSETS		100.0%	$180,540,442

*        Resale is restricted to qualified institutional investors.

†         Variable rate security. Rate shown is the rate in effect at June 30, 2006.

‡        Rate in effect at June 30, 2006.  Rate will reset to 0% at a future specified date.

#        Rate in effect at June 30, 2006.  Rate will reset to 1.875% at a future specified date.

(a)     Collateralized by federal agency and U.S. Treasury obligations.

(b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $14,194,042 and the aggregate gross unrealized depreciation is $7,181,169, resulting in net unrealized appreciation of $7,012,873.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006